SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Type of Revenue
Total revenue	$ 1,155,374	$ 193,157	$ 1,355,572	$ 225,451	$ 320,383	$ 190,029
Timing of Revenue
Total revenue	1,155,374	193,157	1,355,572	225,451	320,383	190,029
Product revenue [Member]
Type of Revenue
Total revenue	811,238	138,760	826,510	151,723	212,905	125,664
Service revenue [Member]
Type of Revenue
Total revenue	6,326	54,178	9,090	73,509	107,478	64,365
Development revenue [Member]
Type of Revenue
Total revenue	332,709		514,871
Other revenue [Member]
Type of Revenue
Total revenue	5,101	219	5,101	219
Revenue recognized point in time [Member]
Timing of Revenue
Total revenue	822,105	183,860	838,881	202,167	281,333	147,863
Revenue recognized over time [Member]
Timing of Revenue
Total revenue	$ 333,269	$ 9,297	$ 516,691	$ 23,284	$ 39,050	$ 42,166